Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt
Schedule of carrying and fair values of the entity's debt facilities

	As of
	June 30, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
7 1/8% Senior Notes due 2016 (1)	$—	$—	$1,500,000	$1,506,750
4 5/8% Senior Notes due 2017	900,000	914,211	900,000	922,770
4 1/4% Senior Notes due 2018	1,200,000	1,235,172	1,200,000	1,207,560
7 7/8% Senior Notes due 2019	1,400,000	1,550,500	1,400,000	1,525,440
5 1/8% Senior Notes due 2020	1,100,000	1,133,000	1,100,000	1,100,000
6 3/4% Senior Notes due 2021	2,000,000	2,086,240	2,000,000	2,021,020
5 7/8% Senior Notes due 2022	2,000,000	1,962,500	2,000,000	1,889,780
5 % Senior Notes due 2023	1,500,000	1,376,775	1,500,000	1,297,500
5 7/8% Senior Notes due 2024	2,000,000	1,909,000	2,000,000	1,765,000
7 3/4% Senior Notes due 2026	2,000,000	2,066,260	—	—
Other notes payable	13,686	13,686	13,686	13,686
Subtotal	14,113,686	$14,247,344	13,613,686	$13,249,506
Unamortized deferred financing costs and debt discounts, net	(44,779)		(41,563)
Capital lease obligations (2)	151,891		166,492
Total long-term debt and capital lease obligations (including current portion)	$14,220,798		$13,738,615

(1)	On February 1, 2016, we redeemed the principal balance of our 7 1/8% Senior Notes due 2016.
(2)	Disclosure regarding fair value of capital leases is not required.

	As of December 31,
	2015		2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
7 3/4% Senior Notes due 2015 (1)	$—	$—	$650,001	$664,321
7 1/8% Senior Notes due 2016 (2)	1,500,000	1,506,750	1,500,000	1,580,625
4 5/8% Senior Notes due 2017	900,000	922,770	900,000	933,750
4 1/4% Senior Notes due 2018	1,200,000	1,207,560	1,200,000	1,245,600
7 7/8% Senior Notes due 2019	1,400,000	1,525,440	1,400,000	1,589,700
5 1/8% Senior Notes due 2020	1,100,000	1,100,000	1,100,000	1,100,000
6 3/4% Senior Notes due 2021	2,000,000	2,021,020	2,000,000	2,157,500
5 7/8% Senior Notes due 2022	2,000,000	1,889,780	2,000,000	2,055,000
5 % Senior Notes due 2023	1,500,000	1,297,500	1,500,000	1,470,000
5 7/8% Senior Notes due 2024	2,000,000	1,765,000	2,000,000	2,019,800
Other notes payable	13,686	13,686	14,701	14,701
Subtotal	13,613,686	$13,249,506	14,264,702	$14,830,997
Unamortized deferred financing costs and debt discounts, net	(41,563)		(51,473)
Capital lease obligations (3)	166,492		194,669
Total long-term debt and capital lease obligations (including current portion)	$13,738,615		$14,407,898

(1)	On June 1, 2015, we redeemed the principal balance of our 7 3/4% Senior Notes due 2015.
(2)	On February 1, 2016, we redeemed the principal balance of our 7 1/8% Senior Notes due 2016.
(3)	Disclosure regarding fair value of capital leases is not required.